Stock-Based Awards (Details 2) - 2013 Plan - RSUs	12 Months Ended
Dec. 31, 2014 USD ($) shares
Stock-based awards
Granted (in shares) | shares	79,297
Vesting (as a percent)	50.00%
Stock-based compensation expense | $	$ 24,920
Unamortized stock-based compensation expense | $	$ 85,689
Forfeited (in shares) | shares	10,395